Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Financing Activities
Net issuances of commercial paper, discount	$ 2	$ 3	$ 4
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	18	13	8
Pacific Gas And Electric Company [Member]
Cash Flows from Financing Activities
Net issuances of commercial paper, discount	2	3	4
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	$ 18	$ 13	$ 8